KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
($ reported in thousands)
	Shares	Value
Common Stocks—98.2%
Communication Services—15.7%
AT&T, Inc.	50,976	$1,466
BCE, Inc.	42,074	1,801
Spark New Zealand Ltd.	522,370	1,766
Verizon Communications, Inc.	16,489	969
		6,002

Consumer Discretionary—2.8%
Leggett & Platt, Inc.	24,314	1,077
Consumer Staples—7.9%
Coca-Cola Co. (The)	19,872	1,090
PepsiCo, Inc.	4,885	724
Tate & Lyle plc	128,928	1,189
		3,003

Financials—16.3%
Bank of Hawaii Corp.	9,559	733
PNC Financial Services Group, Inc. (The)	6,063	903
Royal Bank of Canada	20,489	1,681
Tokio Marine Holdings, Inc.	22,820	1,173
Zurich Insurance Group AG	1,380	582
Zurich Insurance Group AG ADR	27,040	1,142
		6,214

Health Care—14.2%
GlaxoSmithKline plc	37,100	681
GlaxoSmithKline plc Sponsored ADR	22,290	820
Johnson & Johnson	3,328	524
Merck & Co., Inc.	9,786	800
Patterson Cos., Inc.	51,148	1,515
Pfizer, Inc.	19,091	703
Sonic Healthcare Ltd.	14,835	368
		5,411

Industrials—14.1%
3M Co.	4,474	782
Adecco Group AG	16,693	1,115
BAE Systems plc	165,089	1,104
MSC Industrial Direct Co., Inc. Class A	11,133	940
Watsco, Inc.	6,318	1,431
		5,372

Information Technology—9.9%
Analog Devices, Inc.	2,677	395
Cisco Systems, Inc.	22,561	1,010
	Shares	Value

Information Technology—continued
International Business Machines Corp.	12,959	$1,631
Paychex, Inc.	7,951	741
		3,777

Materials—7.0%
Amcor plc	76,259	898
Eastman Chemical Co.	10,315	1,034
Kemira OYJ	26,113	413
Sonoco Products Co.	5,914	350
		2,695

Real Estate—1.2%
Crown Castle International Corp.	2,862	456
Utilities—9.1%
Fortis, Inc.	34,834	1,422
NextEra Energy, Inc.	2,625	203
Southern Co. (The)	23,568	1,448
WEC Energy Group, Inc.	4,308	396
		3,469

Total Common Stocks (Identified Cost $32,783)		37,476

Total Long-Term Investments—98.2% (Identified Cost $32,783)		37,476

TOTAL INVESTMENTS—98.2% (Identified Cost $32,783)		$37,476
Other assets and liabilities, net—1.8%		670
NET ASSETS—100.0%		$38,146

Abbreviation:
ADR	American Depositary Receipt

Country Weightings†
United States	56%
Canada	14
United Kingdom	10
Switzerland	10
New Zealand	5
Japan	3
Finland	1
Other	1
Total	100%
† % of total investments as of December 31, 2020.
The following table summarizes the market value of the Fund’s investments as of December 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2020	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$37,476	$37,476
Total Investments	$37,476	$37,476
See Notes to Schedule of Investments

KAR Global Quality Dividend Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2020
($ reported in thousands)
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2020.
There were no transfers into or out of Level 3 related to securities held at December 31, 2020.
See Notes to Schedule of Investments

KAR GLOBAL QUALITY DIVIDEND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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